PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 1.3	$ 2.5	$ 1.2
Impairment of property, plant and equipment	$ 0.0	$ 0.0	$ 0.0
Machinery and lab equipment | Maximum
Estimated useful life	10 years
Machinery and lab equipment | Minimum
Estimated useful life	5 years
Office equipment and furniture | Maximum
Estimated useful life	5 years
Office equipment and furniture | Minimum
Estimated useful life	3 years